Other Current Assets	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 4 - OTHER CURRENT ASSETS:
	December 31, 2023	December 31, 2022

Prepaid expenses	176	254
Institutions	164	276
Restricted Cash	89	56
Others	3	3
Total	432	589